NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	€ 12	€ 4	€ 36
Other current assets	6,337	5,182	8,016
Cash and cash equivalents	33,699	44,446	73,173
Financial liabilities – non-current portion	15,232	14,379	1,321
Fair value (in thousands of euros)	0	288	0
Lease liabilities - non-current portion	8,162	9,197	11,278
Financial liabilities – current portion	164	2,265	99
Fair value (in thousands of euros)	0	129	0
Lease liabilities - current portion	1,817	1,607	1,425
Trade and other payables	14,154	20,910	13,775
Other current liabilities	3,870	4,436	4,510
Total financial liabilities	15,396	16,644	1,421
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Total financial assets		49,989
Financial liabilities – non-current portion	15,232	14,379	1,321
Fair value (in thousands of euros)	0	288
Lease liabilities - non-current portion	8,162	9,197	11,278
Financial liabilities – current portion	164	2,265	99
Fair value (in thousands of euros)	0	129
Lease liabilities - current portion	1,817	1,607	1,425
Trade and other payables	14,154	20,910	13,775
Other current liabilities	3,777	4,288	4,449
Total financial liabilities	43,306	53,063	32,347
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value (in thousands of euros)	0	288
Fair value (in thousands of euros)	0	129
Total financial liabilities		417
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	15,232	14,379	1,321
Lease liabilities - non-current portion	8,162	9,197	11,278
Financial liabilities – current portion	164	2,265	99
Lease liabilities - current portion	1,817	1,607	1,425
Trade and other payables	14,154	20,910	13,775
Other current liabilities	3,777	4,288	4,449
Total financial liabilities	43,306	52,646	32,347
Financial liabilities at fair value, class
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	15,232	14,379	1,321
Fair value (in thousands of euros)	0	288
Lease liabilities - non-current portion	8,162	9,197	11,278
Financial liabilities – current portion	164	2,265	99
Fair value (in thousands of euros)	0	129
Lease liabilities - current portion	1,817	1,607	1,425
Trade and other payables	14,154	20,910	13,775
Other current liabilities	3,777	4,288	4,449
Total financial liabilities	43,306	53,063	32,347
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1,260	1,150	759
Trade and other receivables	12	4	36
Other current assets	4,218	4,389	5,828
Cash and cash equivalents	33,699	44,446	73,173
Total financial assets	39,189		79,796
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	33,699	44,446	73,173
Total financial assets	33,699	44,446	73,173
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1,260	1,150	759
Trade and other receivables	12	4	36
Other current assets	4,218	4,389	5,828
Total financial assets	5,490	5,543	6,623
Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1,260	1,150	759
Trade and other receivables	12	4	36
Other current assets	4,218	4,389	5,828
Cash and cash equivalents	33,699	44,446	73,173
Total financial assets	€ 39,189	€ 49,989	€ 79,796